CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (Q1) $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Cash flows from operating activities:
Net loss	$ (1,262)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	402
Stock-based compensation expense	22
Rent expense (less than) in excess of cash paid	(13)
Rent revenue less than (in excess) of cash received	(190)
Amortization of deferred financing costs, debt discounts and premiums	25
Loss on lease termination	303
Gain on operations transfer	(106)
Credit loss expense	70
Changes in operating assets and liabilities:
Accounts receivable	(449)
Prepaid expenses and other assets	223
Accounts payable and accrued expenses	1,424
Other liabilities	(213)
Net cash provided by operating activities	236
Cash flows from investing activities:
Purchase of property and equipment	(65)
Net cash used in investing activities	(65)
Cash flows from financing activities:
Payment of senior debt	(409)
Payment of other debt	(178)
Net cash used in financing activities	(587)
Net change in cash and restricted cash	(416)
Cash and restricted cash, beginning	3,472
Cash and restricted cash, ending	3,056
Supplemental disclosure of cash flow information:
Cash interest paid	646
Vendor-financed insurance	14
Gain on operations transfer	106
Preferred stock dividends paid in common stock	$ 603